CUSTOMER DEPOSITS - Deposits - Additional information (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of customer deposits [line items]
Fixed term deposit certificates	$ 95,105,917	$ 96,329,827
Later than one year [member]
Disclosure of customer deposits [line items]
Fixed term deposit certificates	$ 19,631,973	$ 16,764,038